Significant accounting judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Disclosure of accounting judgements and estimates [text block]
6.	Significant accounting judgements, estimates and assumptions
The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenue, expenses, assets and liabilities, income taxes and the accompanying disclosures. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of the asset or liability affected in future periods.
Estimates – Taxes
Uncertainties exist with respect to the interpretation of complex tax regulations, changes in tax laws, and the amount and timing of future taxable income. Given the wide range and complexity of existing contractual agreements, differences arising between the actual results and the assumptions made, or future changes to such assumptions, could necessitate future adjustments to tax income and expense already recorded. Deferred tax assets are recognized for unused tax losses to the extent, that it is probable that taxable profit will be available which can be utilized against the losses. Significant management judgement is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable profits together with future tax planning strategies. Due to the Group’s history of loss-making over the last several years as well as the plans for the foreseeable future, the Group has not recognized any deferred tax assets on tax losses carried forward. Changes in the estimation of our potential to use tax losses carried forward can have a material effect on the Group`s net income.
Revenue recognition from collaboration agreements
As the collaboration agreements comprise several promises, it must be assessed whether these promises are capable of being distinct within the context of the contract. For the four collaboration agreements the Group assessed that these promises are not capable of being distinct within the context of the contract, which results in accounting for all goods and services promised as a single performance obligation with a single measure of progress. The performance obligation is accounted for as a performance obligation, satisfied over time using a cost-to-cost
method as the customer simultaneously receives and consumes the benefits from Immatics’ performance.
Up-front
licensing payments are initially deferred on our Consolidated Statement of Financial Position and subsequently recognized as revenue over time as costs are incurred. Milestone payments are generally included in the transaction price at the amount stipulated in the respective agreement and recognized as revenue to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. To date, no milestone has been included in the transaction price. Changes in this estimate can have a material effect on revenue recognized.
Immatics provides development and manufacturing services to customers and recognizes revenue over time using an input-based method to measure progress toward complete satisfaction of the service, because the customer simultaneously receives and consumes the benefits provided. Forecast values are used for the calculation of expected future revenue for the remaining term of the contract. These costs estimated as part of the budgeting process must be reviewed and approved before the Group can use them for recognition purposes. Significant management judgment is required to determine the level of effort required under an arrangement, and the period over which the Company expects to complete its performance obligations under the arrangement which includes total internal personnel costs and external costs to be incurred. Changes in these estimates can have a material effect on revenue recognized.
Share-based payments
Determining the fair value of share-based payment transactions requires the most appropriate valuation for the specific program, which depends on the underlying terms and conditions. This estimate also requires the determination of the most appropriate inputs to the valuation model, including the fair value of the share option.
Management determined the value of share-based awards with the assistance of a third-party valuation specialist using certain assumptions, such as share price volatility, the determination of an appropriate risk-free interest rate, expected dividends and the probability of reaching certain exercisability criteria. Changes in these estimates can have a material effect on share-based expenses recognized.
For 2018 and 2019, the vested SARs under the 2010 Plan could only be exercised in an event that more than 50% of the shareholdings in the Company will be acquired by a third person (“Change of control”) and the vested SARs of the 2016 Plan might only be exercised upon the occurrence of a change in control or expiration of the applicable lock-up
period following completion of an initial public offering (“IPO”).
The fair values of these awards were discounted based on the probability of the awards becoming exercisable. It is necessary to look at different scenarios under which the award would be expected to be realized. Therefore, it was necessary to estimate the probability of each such scenario. The present value of the probability-weighted fair value under all scenarios represents the value of the awards. The difficulty in applying this method is the estimation of the different possible outcomes and the probabilities associated with such outcomes. Management’s assessment is updated at each valuation date.
Classification of Warrants

As described in Note 3 AYA Merger Immatics Warrants give the holder the right, but not the obligation, to subscribe to Immatics’ shares at a fixed or determinable price for a specified period of time subject to the provision of the Warrant Agreement. Those instruments were considered equity instruments according to IFRS 2 when they vested immediately on July 1, 2020. Management accounted for those instruments as equity instruments under IFRS 2 after the vesting date and has not applied the provisions of debt and equity classification under IAS 32.